Leases	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Leases
18	Leases
The lease commitments in which the Group is a lessee refer to the leasing of its office spaces located in São Paulo, London and Cayman. The Consolidated Statement of Financial Position and the Consolidated Income Statement show the following amounts relating to leases:
Amounts recognized in the Statement of Financial Position

	2020	2019
Right-of-use assets	4,183	5,132
(-) Depreciation of right-of-use assets	(1,988)	(1,273)
Right-of-use assets	2,195	3,859

Lease liabilities (current)	780	1,209
Lease liabilities (non-current)	802	1,888
Lease liabilities	1,582	3,097

Amounts recognized in the statement of profit or loss

	2020	2019	2018
Depreciation of right-of-use assets	(1,026)	(1,273)	—
Interest on lease liabilities	(869)	(918)	—